Note 11 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 133,657
2024	118,700
2025	108,920
2026	106,575
2027	97,951
Thereafter	541,622
Finite-Lived Intangible Assets, Net, Ending Balance	1,107,425	$ 508,826
Servicing Contracts [Member]
2023	11,869
2024	10,679
2025	9,926
2026	9,344
2027	8,753
Thereafter	53,871
Finite-Lived Intangible Assets, Net, Ending Balance	104,442
Other Intangible Assets [Member]
2023	121,788
2024	108,021
2025	98,994
2026	97,231
2027	89,198
Thereafter	487,751
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,002,983